Note 14 - Employee Benefits - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Outstanding, January 1 (in shares)	29,324	31,949
Outstanding, January 1 (in dollars per share)	$ 23.67
Expired (in shares)	(1,337)
Expired (in dollars per share)	$ 37.48
Exercised (in shares)	(8,237)	(500)
Exercised (in dollars per share)	$ 27.97
Outstanding, December 31 (in shares)	19,750	29,324
Outstanding, December 31 (in dollars per share)	$ 20.94	$ 23.67
Exercisable, December 31 (in shares)	19,750
Exercisable, December 31 (in dollars per share)	$ 20.94